Goodwill and Identifiable Intangible Assets - Summary of Percentage by Which Estimated Fair Value Exceeds Carrying Value (Parenthetical) (Detail) (Medical Applications [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Medical Applications [Member]
Goodwill [Line Items]
Goodwill included in disposed assets	$ 40.2
Goodwill disposal date	Dec. 06, 2013